UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $339,234 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    44043   590545 SH       SOLE                   590545
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     5182   135771 SH       SOLE                   135771
GOLDEN TELECOM INC             COM              38122G107    68445   878011 SH       SOLE                   878011
ISHARES TR                     MSCI EMERG MKT   464287234     1122     2200 SH  PUT  SOLE                     2200
MECHEL OAO                     SPONSORED ADR    583840103    25356   261027 SH       SOLE                   261027
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    65470  1573808 SH       SOLE                  1573808
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    79385   825032 SH       SOLE                   825032
SPDR TR                        UNIT SER 1       78462F103     4054    14100 SH  PUT  SOLE                    14100
SPDR TR                        UNIT SER 1       78462F103     1215     5900 SH  PUT  SOLE                     5900
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    20181   359407 SH       SOLE                   359407
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    24781  4530383 SH       SOLE                  4530383